TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE
17.	TRADE ACCOUNTS PAYABLE

	December 31,	December 31,
	2022	2021
In local currency
Related party (Note 11.1) (1)	3,776	6,288
Third party (2)(3)	4,171,988	2,677,052
In foreign currency
Third party (3)	2,030,806	605,557
	6,206,570	3,288,897

1)	The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.

2)

Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on December 31, 2022 is R$416,643 (R$180,075 at December 31, 2021).

3)	Variation refers mainly to the balance of suppliers of the Cerrado Project, of which R$625,645 in local currency and R$1,370,833 in foreign currency.